FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
NOTE 6—FINANCIAL INSTRUMENTS
Equity securities without readily determinable fair values
At December 31, 2020 and 2019, the carrying value of the Company’s investments in equity securities without readily determinable fair values totaled $14.2 million and $5.1 million, respectively, and is included in “Other non-current assets” in the accompanying consolidated balance sheet. The cumulative downward adjustments (including impairments) to the carrying value of equity securities without readily determinable fair values held as of December 31, 2020, since the adoption of ASU 2016-01 on January 1, 2018 through December 31, 2020, were $2.1 million. For the year ended December 31, 2020, there were no adjustments to the carrying value of equity securities without readily determinable fair values. For the years ended December 31, 2019 and 2018, we recognized impairments of $4.0 million and $2.1 million, respectively, which are included in “Other income (expense), net” in the accompanying consolidated statement of operations.
Fair Value Measurements
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2020
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total Fair Value Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$147,615	$—	$147,615
Time deposits	—	50,000	50,000
Total	$147,615	$50,000	$197,615

	December 31, 2019
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Total Fair Value Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$150,865	$—	$150,865
Time deposits	—	30,000	30,000
Total	$150,865	$30,000	$180,865
Financial instruments measured at fair value only for disclosure purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In thousands)
Long-term debt, net (a)	$(3,840,930)	$(6,267,976)	$(3,240,016)	$(3,904,406)
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(a)At December 31, 2020 and 2019, the carrying value of long-term debt, net includes unamortized original issue discount and debt issuance costs of $51.6 million and $52.5 million, respectively.
At December 31, 2020 and 2019, the fair value of long-term debt, net is estimated using observable market prices or indices for similar liabilities, which are Level 2 inputs.